Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 1	$ 75,027
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 2	1,346
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 3	75,027
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 4	$ 1,346